Cover Page	Jul. 30, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 30, 2021
Entity Registrant Name	CCC INTELLIGENT SOLUTIONS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39447
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	222 Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of CCC Intelligent Solutions Holdings Inc., a Delaware corporation (the “Company”), filed on August 5, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report) between Dragoneer Growth Opportunities Corp. (“Dragoneer”) and Cypress Holdings, Inc. (“Old CCC”). This Amendment No. 1 is being filed in order to announce a change of the Company’s Certifying Accountant, and to include (a) the unaudited pro forma condensed combined financial information for the Company as of and for the six months ended June 30, 2021 and for the year ended December 31, 2020, (b) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Old CCC for the three and six months ended June 30, 2021 and 2020 and (c) the unaudited condensed consolidated financial statements of Old CCC as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report, except as indicated below under Items 4.01 and 9.01. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 1.
Entity Central Index Key	0001818201
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	CCCS WS
Security Exchange Name	NYSE